Principal alliances - Significant transactions of 2024 (Details) $ / shares in Units, € in Millions, $ in Millions				12 Months Ended
		May 27, 2025 EUR (€)	Nov. 29, 2024 USD ($)	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		May 30, 2024 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Other intangible assets | €				€ 26,261			€ 22,629	€ 24,319
Net cash flow on acquisition | €	[1]			9,394			1,901	2,535	[2]
Goodwill | €				41,300			43,384	49,404
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax | €				847	[3]		1,461	807	[2],[3]
Net cash inflow from the Opella transaction | €	[4]			10,438			€ 0	€ 0	[2]
Opella
Disclosure of detailed information about business combination [line items]
Net cash inflow from the Opella transaction | €				€ 10,400
Enjaymo global rights | Major Collaboration Agreement
Disclosure of detailed information about business combination [line items]
Upfront payments for projects under collaboration agreements | $			$ 825
Regular milestone payments for projects under collaboration agreements | $			250
Goodwill | $			276
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax | $			$ 768
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		€ 536								$ 2,035
Other intangible assets | $										1,885
Net cash flow on acquisition		€ 539				$ 2,035
Contingent consideration recognised as of acquisition date | $										$ 300
Cash payment per non-transferable contingent value right (in USD per share) | $ / shares										$ 5.00

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2025, this line item includes the net cash outflow arising from the acquisitions of Dren-0201, Inc. (see Note D.1.1.2.), of Vigil Neuroscience, Inc. (see Note D.1.1.3.),
of Blueprint Medicines Corporation (see Note D.1.1.4) and of Vicebio Ltd. (see Note D.1.1.5). For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1.2.). For 2023, it includes the net cash outflow on the acquisitions of Provention Bio (see Note D.1.3.).

[2]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[3]	(g)For 2025 and 2023, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments. For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million.

[4]	(i)For 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025. As of December 31, 2024, cash and cash equivalents held by Opella amounted to €167 million and were reported in "Assets held for sale" in the balance sheet as of that date.